Income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Maximum amount of tax profits that can be offset against tax loss carryforwards	€ 1,000
Taxable profit	60.00%
Percentage of tax profits subject to taxable in excess of $5000k	40.00%
Income tax benefit/ (expense)	€ 126	€ 782	€ 726
Income tax expenses	106	1,033	403
Deferred tax (income) expenses on taxable temporary differences	26	1,815	2,843
Deferred tax benefits (expense) from net operating loss carryforwards	20	0	39
The amount of deferred tax assets related to items credited (charged) directly to equity	1,590	581
Indefinetly reinvested and associated with invested in subsadiries, deferred tax liabilities have not been recognized	2,167	2,089	€ 972
Amount of deductible temporary differences not recognized through P&L pertaining to reporting period	440	€ 14,300
Deferred tax assets	€ 1,200